SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                   --------

                         Deutsche European Equity Fund




The following replaces similar disclosure in the "Appendix - Hypothetical Expense Summary" section of the fund's prospectus:


DEUTSCHE EUROPEAN EQUITY FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             5.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.12%        -2.09%      $  9,790.69     $   682.61
 ---         -----          ----        ------       -----------     ----------
   2         10.25%         1.50%         1.33%      $ 10,133.36     $   149.43
 ---         -----          ----        ------       -----------     ----------
   3         15.76%         1.50%         4.88%      $ 10,488.03     $   154.66
 ---         -----          ----        ------       -----------     ----------
   4         21.55%         1.50%         8.55%      $ 10,855.11     $   160.07
 ---         -----          ----        ------       -----------     ----------
   5         27.63%         1.50%        12.35%      $ 11,235.04     $   165.68
 ---         -----          ----        ------       -----------     ----------
   6         34.01%         1.50%        16.28%      $ 11,628.27     $   171.47
 ---         -----          ----        ------       -----------     ----------
   7         40.71%         1.50%        20.35%      $ 12,035.26     $   177.48
 ---         -----          ----        ------       -----------     ----------
   8         47.75%         1.50%        24.56%      $ 12,456.49     $   183.69
 ---         -----          ----        ------       -----------     ----------
   9         55.13%         1.50%        28.92%      $ 12,892.47     $   190.12
 ---         -----          ----        ------       -----------     ----------
 10          62.89%         1.50%        33.44%      $ 13,343.71     $   196.77
 ---         -----          ----        ------       -----------     ----------
TOTAL                                                                $ 2,231.98
---                                                                  ----------

DEUTSCHE EUROPEAN EQUITY FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.87%         3.13%       $ 10,313.00    $   189.93
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         2.22%         6.00%       $ 10,599.70    $   232.13
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         2.22%         8.94%       $ 10,894.37    $   238.58
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         2.22%        11.97%       $ 11,197.24    $   245.22
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         2.22%        15.09%       $ 11,508.52    $   252.03
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         2.22%        18.28%       $ 11,828.46    $   259.04
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         2.22%        21.57%       $ 12,157.29    $   266.24
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         2.22%        24.95%       $ 12,495.26    $   273.64
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         2.22%        28.43%       $ 12,842.63    $   281.25
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         2.22%        32.00%       $ 13,199.65    $   289.07
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,527.13
---                                                                  ----------

June 13, 2017
PROSTKR-878

                                                   Deutsche
                                                   Asset Management [DB Logo]

DEUTSCHE EUROPEAN EQUITY FUND - INSTITUTIONAL CLASS



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.87%         4.13%       $ 10,413.00    $    88.80
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.22%         8.07%       $ 10,806.61    $   129.44
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.22%        12.15%       $ 11,215.10    $   134.33
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.22%        16.39%       $ 11,639.03    $   139.41
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.22%        20.79%       $ 12,078.99    $   144.68
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.22%        25.36%       $ 12,535.57    $   150.15
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.22%        30.09%       $ 13,009.42    $   155.82
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.22%        35.01%       $ 13,501.17    $   161.71
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.22%        40.12%       $ 14,011.52    $   167.83
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.22%        45.41%       $ 14,541.15    $   174.17
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,446.34
---                                                                  ----------

DEUTSCHE EUROPEAN EQUITY FUND - CLASS S



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.92%         4.08%       $ 10,408.00    $    93.88
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.36%         7.87%       $ 10,786.85    $   144.12
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.36%        11.79%       $ 11,179.49    $   149.37
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.36%        15.86%       $ 11,586.43    $   154.81
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.36%        20.08%       $ 12,008.17    $   160.44
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.36%        24.45%       $ 12,445.27    $   166.28
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.36%        28.98%       $ 12,898.28    $   172.34
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.36%        33.68%       $ 13,367.77    $   178.61
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.36%        38.54%       $ 13,854.36    $   185.11
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.36%        43.59%       $ 14,358.66    $   191.85
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,596.81
---                                                                  ----------

               Please Retain This Supplement for Future Reference


June 13, 2017
PROSTKR-878
                                       2